Fair Value of Financial Assets and Liabilities - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - CLP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Financial assets		$ 22,617,981
Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		8,536,412
Financial liabilities		3,673,591
Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		3,673,591
Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		582,710
Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		3,970,899
Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		3,982,803
IFRS9 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 6,803,540
Financial liabilities	2,377,921
IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,377,921
IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	301,239
IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,914,198
IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,588,103
Recurring Fair Value Measurement [Member] | IFRS9 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,803,540	8,536,412
Financial liabilities	2,377,921	3,673,591
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	175,051	433,863
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,201,695	3,238,371
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	928	271
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	247	1,086
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6,803,540	8,536,412
Financial liabilities	2,377,921	3,673,591
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,377,921	3,673,591
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	175,051	433,863
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,201,695	3,238,371
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	928	271
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Fair Value [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	247	1,086
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	4,038,476	4,183,954
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,748,935	4,325,193
Financial liabilities	2,376,996	3,672,751
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,376,996	3,672,751
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	174,546	433,747
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	2,201,275	3,237,647
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	928	271
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 2 [Member] | Derivative Financial Instruments Liabilities [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	247	1,086
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	20,205	27,265
Financial liabilities	925	840
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	925	840
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	505	116
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Level 3 [Member] | Derivative Financial Instruments Liabilities [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	420	724
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	301,239	582,710
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	301,239	582,710
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	49,811	108,042
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	110	271
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	210,008	432,178
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,372	4,861
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	38,123	35,017
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Fair Value [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	815	2,341
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	297,942	575,237
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	49,811	108,042
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	210,008	432,178
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 1 [Member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	38,123	35,017
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,297	7,473
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	110	271
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,372	4,861
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at fair value through profit and loss [member] | Level 2 [Member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	815	2,341
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,914,198	3,970,899
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,914,198	3,970,899
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,248,822	3,056,179
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	143,049	296,665
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	334,591	217,185
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	177,312	394,691
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Fair Value [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,424	6,179
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,740,534	3,608,717
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3,248,822	3,056,179
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	334,591	217,185
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 1 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	157,121	335,353
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	177,740	362,182
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued locally [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	147,125	296,665
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	20,191	59,338
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial instruments at FVTOCI [member] | Level 2 [Member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	10,424	6,179
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,588,103	3,982,803
Financial liabilities	2,377,921	3,673,591
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,588,103	3,982,803
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	191,385	472,208
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,396,062	3,509,315
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	498	195
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Fair Value [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	158	1,085
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,567,898	3,955,538
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	190,199	468,632
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,377,043	3,485,626
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	498	195
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 2 [Member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	158	1,085
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	20,205	27,265
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,186	3,576
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member] | Level 3 [Member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	19,019	23,689
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Forward Contract [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	191,385	472,208
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Swap contract [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,396,062	3,509,315
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Call options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	498	195
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Put options [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	158	1,085
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	49,811	108,042
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	210,008	432,178
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,372	4,861
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	38,123	35,017
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	815	2,341
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	334,591	217,185
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	177,312	394,691
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 10,424	$ 6,179